ACCOUNTS RECEIVABLE / ACCOUNTS PAYABLE	12 Months Ended
Jun. 30, 2014
Accounts Receivable and Payable [Abstract]
Accounts Receivable And Payable Disclosure [Text Block]
3. ACCOUNTS RECEIVABLE / ACCOUNTS PAYABLE

In July and December 2013, the Company executed a total of four agreements (the “settlement agreements”) with a major customer to settle the related accounts receivable and payable that were associated with the Company’s shipping agency business. In connection with the settlement agreements, the Company will reduce the amount of receivable from this major customer based on payments made by such customer directly to the respective local shipping agents. For the year ended June 30, 2014, such customer made a total payment of $2,589,739 to the respective local shipping agents; and the Company reduced its reported accounts receivable and payable accordingly.